N-2	6 Months Ended
Jun. 30, 2026 $ / shares shares
Cover [Abstract]
Entity Central Index Key	0001911129
Amendment Flag	false
Entity Inv Company Type	N-2
Document Type	N-CSRS
Entity Registrant Name	CrowdStreet REIT I, Inc.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

NOTE 1 - ORGANIZATION

CrowdStreet REIT I, Inc. (the “Fund”) was organized as a Delaware corporation that is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company. The Fund is taxed as a real estate investment trust (a “REIT”) under the Internal Revenue Code of 1986, as amended (the “Code”). The Fund’s primary investment objective is generating capital appreciation with a secondary objective of generating income to provide investors with attractive risk-adjusted returns available from investing in the equity of private real estate projects. The Fund commenced operations on April 22, 2022.

The investment adviser of the Fund is CrowdStreet Advisors, LLC, an investment adviser registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Advisers Act of 1940, as amended and a Delaware limited liability company (the “Investment Manager”). The Investment Manager is a wholly owned subsidiary of CrowdStreet, Inc. (“CrowdStreet”). Subject to the supervision of the Board of Directors of the Fund (the “Board”), the Investment Manager is responsible for directing the management of the Fund’s business and day-to-day affairs and implementing the Fund’s investment strategy.

The Fund is a specialized investment vehicle that incorporates features of both a private investment fund that is not registered under the 1940 Act and a closed-end investment company that is registered under the 1940 Act. Private investment funds (such as private equity limited partnership funds) are collective asset pools that typically offer their securities privately, without registering them under the Securities Act of 1933, as amended (the “Securities Act”). Registered closed-end investment companies, such as the Fund, are typically managed more conservatively than private investment funds because of the requirements and restrictions imposed on them by the 1940 Act. By combining certain features from non-registered and registered funds, the Investment Manager believes it can offer “accredited investors”, within the meaning of Regulation D under the Securities Act, access to the long-term investment return benefits of private equity real estate opportunities at a lower investment minimum and with the convenience of Form 1099-DIV tax reporting.

Risk Factors [Table Text Block]

NOTE 4 - CONCENTRATION OF RISK

Investing in the Fund involves risks, including, but not limited to, those set forth below. The risks described below are not, and are not intended to be, a complete enumeration or explanation of the risks involved in an investment in the Fund. For a more complete discussion of the risks of investing in the Fund, see the section entitled “Risk Factors and Certain Conflicts of Interest” in the Fund’s Registration Statement filed on April 21, 2022 and the Fund’s other filings with the SEC.

Non-Diversification Risk: As a “non-diversified” fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. Therefore, the Fund may be more susceptible than a diversified fund to being adversely affected by events impacting a single borrower, geographic location, security, or investment type.

Investment and Market Risk: An investment in the Fund is subject to investment risk, including the possible loss of the entire amount that a shareholder invests. The value of the Fund’s investments may move up or down, sometimes rapidly and unpredictably. At any point in time, shares may be worth less than the original investment, even after considering the reinvestment of Fund dividends and distributions. Global economic, political and market conditions and economic uncertainty may adversely affect the Fund’s business, results of operations and financial condition.

Risks Related to the Commercial Real Estate Market: Similar to some REITs and real estate companies, the Fund will concentrate its investments on a limited number of commercial real estate projects. As a result, its portfolio may be impacted by various factors including changes in real estate values, property taxes, interest rates, and the management proficiency and creditworthiness of the issuer. Interest rate fluctuations and challenges in accessing mortgage funds can hinder property transactions, including acquisitions, refinancings, or sales. Additionally, delays and cost overruns in development and construction projects pose risks. The investment in highly leveraged commercial properties further amplifies risks due to limited financial resources, potential defaults on debt obligations, and unpredictable operating results. While leverage can enhance returns, it also heightens financial risks, especially in scenarios of rising interest rates or economic downturns.

Risks Related to the Fund’s Tax Status as a REIT: The Fund has elected to be taxed as and to qualify for treatment each year as a REIT under the Code. However, qualification as a REIT for tax purposes involves the application of highly technical and complex Code provisions for which only a limited number of judicial or administrative interpretations exist. Notwithstanding the availability of cure provisions in the Code, various compliance requirements could be failed and could jeopardize the Fund’s REIT tax status. Failure to qualify for taxation as a REIT would cause the Fund to be taxed as a regular corporation, which would substantially reduce funds available for distributions to Shareholders. In addition, complying with the requirements to maintain its REIT tax status may cause the Fund to forego otherwise attractive opportunities or to liquidate otherwise attractive investments, adversely affect the Fund’s liquidity and force the Fund to borrow funds during unfavorable market conditions, and/or limit the Fund’s ability to hedge effectively and cause the Fund to incur tax liabilities.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Document Period End Date	Jun. 30, 2026
Non-Diversification Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Non-Diversification Risk: As a “non-diversified” fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. Therefore, the Fund may be more susceptible than a diversified fund to being adversely affected by events impacting a single borrower, geographic location, security, or investment type.

Investment and Market Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investment and Market Risk: An investment in the Fund is subject to investment risk, including the possible loss of the entire amount that a shareholder invests. The value of the Fund’s investments may move up or down, sometimes rapidly and unpredictably. At any point in time, shares may be worth less than the original investment, even after considering the reinvestment of Fund dividends and distributions. Global economic, political and market conditions and economic uncertainty may adversely affect the Fund’s business, results of operations and financial condition.

Risks Related to the Commercial Real Estate Market [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks Related to the Commercial Real Estate Market: Similar to some REITs and real estate companies, the Fund will concentrate its investments on a limited number of commercial real estate projects. As a result, its portfolio may be impacted by various factors including changes in real estate values, property taxes, interest rates, and the management proficiency and creditworthiness of the issuer. Interest rate fluctuations and challenges in accessing mortgage funds can hinder property transactions, including acquisitions, refinancings, or sales. Additionally, delays and cost overruns in development and construction projects pose risks. The investment in highly leveraged commercial properties further amplifies risks due to limited financial resources, potential defaults on debt obligations, and unpredictable operating results. While leverage can enhance returns, it also heightens financial risks, especially in scenarios of rising interest rates or economic downturns.

Risks Related to the Fund's Tax Status as a REIT [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks Related to the Fund’s Tax Status as a REIT: The Fund has elected to be taxed as and to qualify for treatment each year as a REIT under the Code. However, qualification as a REIT for tax purposes involves the application of highly technical and complex Code provisions for which only a limited number of judicial or administrative interpretations exist. Notwithstanding the availability of cure provisions in the Code, various compliance requirements could be failed and could jeopardize the Fund’s REIT tax status. Failure to qualify for taxation as a REIT would cause the Fund to be taxed as a regular corporation, which would substantially reduce funds available for distributions to Shareholders. In addition, complying with the requirements to maintain its REIT tax status may cause the Fund to forego otherwise attractive opportunities or to liquidate otherwise attractive investments, adversely affect the Fund’s liquidity and force the Fund to borrow funds during unfavorable market conditions, and/or limit the Fund’s ability to hedge effectively and cause the Fund to incur tax liabilities.

Common Stock [Member]
General Description of Registrant [Abstract]
NAV Per Share | $ / shares	$ 668.85
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Held [Shares] | shares	46,528